STOCKHOLDERS’ EQUITY (DEFICIT)	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025
Equity [Abstract]
STOCKHOLDERS’ EQUITY (DEFICIT)

NOTE 8 – STOCKHOLDERS’ EQUITY

Preferred Stock

The total number of shares of preferred stock that the Company is authorized to issue is 1,500,005, $0.01 par value per share. These preferred shares have no rights to dividends, profit sharing or liquidation preferences, subject to any such rights provided for such shares in any certificate of designation filed by the Company with the State of Delaware.

Of the total preferred shares authorized, 500,000 had been designated as Series A Preferred Stock (“Series A Preferred Stock”), pursuant to the Certificate of Designation for the Series A Preferred Stock filed with the Secretary of State of the State of Delaware on December 9, 2014. There were no shares of Series A Preferred Stock issued and outstanding as of March 31, 2026 and June 30, 2025 for both periods.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

March 31, 2026

(Unaudited)

Pursuant to a certificate of designation filed with the Secretary of State of the State of Delaware on June 16, 2015, five shares of preferred stock have been designated as Series B Preferred Stock, par value $0.01 per share, of the Company (“Series B Preferred Stock”). Each holder of shares of Series B Preferred Stock is entitled to voting power equivalent to the number of votes equal to the total number of shares of common stock outstanding as of the record date for the determination of stockholders entitled to vote at each meeting of stockholders of the Company and entitled to vote on all matters submitted or required to be submitted to a vote of the stockholders of the Company. One share of Series B Preferred Stock is issued and outstanding as of March 31, 2026 and June 30, 2025. Mr. Nathanielsz, the Company’s Chief Executive Officer, directly beneficially owns such one share of Series B Preferred Stock.

No additional shares of Series A Preferred Stock or Series B Preferred Stock were issued during nine months ended March 31, 2026 and fiscal year 2025.

Common Stock:

Shares issued for cash

On August 14, 2025, the Company entered into an underwriting agreement with D. Boral Capital, LLC, as representative of the underwriters in connection with a public offering of the Company’s common stock. The Underwriting Agreement provided for the offer and sale of 40,000 shares of common stock at a price to the public of $100.00 per share (the “Offering”). In connection therewith, the Company agreed to issue to the representative, warrants to purchase 1,200 of shares of common stock at a price equal $100.00 per share (the “Representative’s Warrants”). The Representative’s Warrants are exercisable at any time and from time to time, in whole or in part, from February 15, 2026 through August 15, 2030 and contains cashless exercise provision. The Company also granted the Underwriters an overallotment option for a period of 45 days to purchase up to an additional 6,000 shares of common stock which was not consummated. The Company paid underwriting commissions and offering expenses of $535,000 in August 2025 upon closing of the Offering (see below).

On August 18, 2025, the Offering was completed. At the closing, the Company (i) sold 40,000 shares of Common Stock for total gross proceeds of $4,000,000, and (ii) issued the Representative’s Warrants. After deducting the underwriting commissions and offering expenses, the Company received net proceeds of approximately $3.3 million after deducting commissions and related offering expenses of approximately $686,000 (“Total Offering Fees”). During the nine months ended March 31, 2026, deferred offering costs of $281,773 (included in the Total Offering Fees) were charged to additional paid-in capital upon the completion of the Offering.

Shares issued for conversion of convertible debt

From July 1, 2025 through September 30, 2025, the Company issued an aggregate of 7,799 shares of its common stock at an average contractual conversion price of approximately $44 as a result of the conversion of principal of $298,797, interest of $37,053 and conversion fees $4,906 underlying certain outstanding convertible notes converted during such period.

From October 1, 2025 through December 31, 2025, the Company issued an aggregate of 5,107 shares of its common stock at an average contractual conversion price of approximately $44 as a result of the conversion of principal of $76,000 interest of $4,441 and conversion fees $937 underlying certain outstanding convertible notes converted during such period.

Included in the above conversion during the nine months ended March 31, 2026, were principal aggregate amount of convertible notes of $145,650, accrued interest of $14,960 and conversion fees of $2,343 containing bifurcated embedded conversion option derivatives were converted into common stock. Accordingly, the fair market value of the shares issued upon conversion was $293,968, resulting in a loss on extinguishment at the time of conversion of $131,015 and $303,743 of derivative liability fair value was recorded as a gain on extinguishment at the time of conversion, resulting in a net gain of $172,728 which is included in gain (loss) on extinguishment of debt in the accompanying condensed consolidated statements of operations.

The Company reclassified $114,399 from put premium liabilities to additional paid in capital following conversions during the nine months ended March 31, 2026.

The Company has 4,715 shares of its common stock reserved for future issuances based on lender reserve requirements pursuant to underlying financing agreements at March 31, 2026.

Shares issued for conversion of Series C Preferred Stock

In January 2026, the Company issued an aggregate of 183,655 shares of its common stock as a result of the conversion of 50 shares of Series C Preferred stock during such period.

In March 2026, the Company issued an aggregate of 136,345 shares of its common stock as a result of the conversion of 50 shares of Series C Preferred stock during such period.

Shares issued in connection with an Exchange Agreement

On January 7, 2026, the Company entered into an Exchange Agreement with Crown Bridge (see Note 5) and issued 15,792 shares of common stock in exchange for the total outstanding loan balance of $65,280 and accrued interest of $60,484. Those shares were valued at approximately $13 per share or $200,000, being the closing price of the stock on the date of grant, resulting in a loss on extinguishment of debt at the time of exchange of $74,236.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

March 31, 2026

(Unaudited)

Shares issued and shares issuable for services

On August 15, 2025, the Company and a consultant agreed to enter into a three-month consulting agreement to provide digital marketing related services for a monthly fee of $100,000 and a one-time payment of $300,000 upon signing this agreement. On August 30, 2025, the Company amended this agreement whereby the Company agreed to provide additional compensation by issuing 20,000 shares of common stock every three months. The first issuance of shares occurred on September 1, 2025 and subsequent issuances shall occur on the first day of every three-month period thereafter. Except for the changes made in the amendment, all other terms and provisions of the original agreement shall remain unchanged and in full force and effect. These shares were valued at approximately $68 or $1,365,000, being the closing price of the stock on the date of grant. During the nine months ended March 31, 2026, the Company recorded stock-based compensation of $1,365,000.

On August 24, 2025, the Company incurred consulting fees of $43,748 for management advisory services rendered to a consultant. The Company agreed to issue 437 shares of shares of common stock to consultant. These shares were valued at approximately $100 or $43,748, being the closing price of the stock on the date of grant. During the nine months ended March 31, 2026, the Company recorded stock-based compensation of $43,748.

In October 2025, the Company issued an aggregate of 173 share of common stock for services rendered and to be rendered from September 25, 2025 to December 25, 2025 in connection with the Advisory agreement dated on September 25, 2025. These shares were valued at approximately $43 or $7,500, being the closing price of the stock on the date of grant. During the nine months ended March 31, 2026, the Company recorded stock-based compensation of $7,500.

In January 2026, the Company issued an aggregate of 592 shares of common stock for services rendered and to be rendered from December 26, 2025 to March 26, 2026 in connection with the Advisory agreement dated on September 25, 2025. These shares were valued at approximately $13 or $7,500, being the closing price of the stock on the date of grant. During the nine months ended March 31, 2026, the Company recorded stock-based compensation of $7,500.

On March 16, 2026, the Company granted an aggregate of 1,020,000 shares of common stock to certain officers, employees, directors and consultants for services rendered. Those shares were valued at approximately $3.50 per share or $3,570,000, being the closing price of the stock on the date of grant. During the nine months ended March 31, 2026, the Company recorded stock-based compensation of $3,570,000 related to such grant. These 25,500,000 shares were issued on April 28, 2026 and were considered shares issuable as of March 31, 2026.

Shares issuable for prepaid services

On March 16, 2026, the Company granted an additional 300,000 shares of fully vested, non-forfeitable common stock to various consultants for consulting, investor relations and business advisory services related to existing 3 year consulting agreements dated between January 2025 and March 2025. Those shares were valued at approximately $3.50 per share or $1,050,000, being the closing price of the stock on the date of grant. At the date of grant, the Company recorded prepaid expense – current portion of $589,523 and prepaid expense – long-term portion of $460,477 to be amortized over the remaining terms of the respective agreements. During the nine months ended March 31, 2026, the Company recorded stock-based compensation of $23,271 related to such grant. These shares were issued on April 28, 2026 and were considered shares issuable as of March 31, 2026.

During fiscal year 2025, the Company issued an aggregate of 81,000 shares of fully vested, non-forfeitable common stock to various consultants for prepaid consulting, investor relations and business advisory services with service terms ranging from 6 months to three years. Those shares were valued at a weighted average price of approximately $300 (ranging from $175 to $375) or $23,881,110, being the closing prices of the stock on each respective date of grants. During the fiscal year 2025, the Company recorded stock-based compensation of $4,621,230. During the three months ended March 31, 2026, the Company recorded stock-based compensation expense of $1,750,365. During the nine months ended March 31, 2026, the Company recorded stock-based compensation expense of $6,564,232.

At June 30, 2025, the Company recorded prepaid expense – current portion of $8,334,046 and prepaid expense – long-term portion of $10,925,835 to be amortized over the terms of the respective agreements. At March 31, 2026, the Company recorded prepaid (stock based) expense– current portion of $7,664,956 and prepaid (stock based) expense – long-term portion of $6,057,422 related to fiscal year 2025 and March 2026 issuances to be amortized over the terms of the respective agreements.

Restricted Stock Units

Pursuant to employment agreements dated in May 2019, the Company granted de minimis restricted stock unit (after the Reverse Stock Split) to the Company’s Chief Executive Officer and Chief Scientific Officer. Such restricted stock units are subject to vesting terms as defined in the employment agreements. Such restricted stock units were valued at the fair value of approximately $497,240 based on the quoted trading price on the date of grant. There were $248,620 unrecognized restricted stock units expense as of March 31, 2026 and June 30, 2025. A de minimis amount of unvested restricted stock units which are subject to various performance conditions have not yet been met and have not yet vested as of March 31, 2026 to which the above amount of $248,620 relates to.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

March 31, 2026

(Unaudited)

Stock Warrants:

The following table summarizes warrant activity for the nine months ended March 31, 2026:

		Weighted
	Number of	Average
	Warrants	Price Per Share
Outstanding at June 30, 2025	10	$15,000.00
Granted – Common stock warrants	1,200	100.00
Granted – Series C preferred stock warrants	9,900	10,000
Exercised – Series C preferred stock warrants	(100)	10,000
Forfeited	-	-
Expired	-	-
Outstanding at March 31, 2026	11,010	$8,925.52

Exercisable at March 31, 2026	11,010	$8,925.52
Outstanding and Exercisable:

Weighted average remaining contractual term	3.67
Aggregate intrinsic value	$-

On August 14, 2025, the Company entered into an underwriting agreement with D. Boral Capital, LLC, as representative of the underwriters in connection with a public offering of the Company’s common stock. In connection with the Offering, the Company agreed to issue to the representative, warrants to purchase 1,200 of shares of common stock at a price equal $100.00 per share (the “Representative’s Warrants”). The Representative’s Warrants are exercisable at any time and from time to time, in whole or in part, from February 15, 2026 through August 15, 2030 and contains cashless exercise provision. The fair value of the warrants was approximately $86,000 which was based on a fair value determination using a Black-Scholes model and was recorded as an offering cost. Accordingly, there was no accounting effect on the date of grant.

On November 4, 2025, the Company completed a private placement pursuant to a Securities Purchase Agreement with Hexstone. At closing, Hexstone purchased 100 shares of Series C Preferred Stock and also issued warrants to purchase up to 9,900 additional shares of Series C Preferred Stock. Each warrant is exercisable for one share of Series C Preferred Stock at an exercise price of $10,000 per share (subject to equitable adjustments by the Company relating to stock-splits, reclassifications, combination, extraordinary distributions and similar events) and expires two years from issuance. The Series C Preferred Stock and warrants were issued in a private placement (see Note 7).

Stock Options:

A summary of the Company’s option activity during the nine months ended March 31, 2026 is presented below:

		Weighted
	Number of	Average Exercise
	Shares	Price Per Share
Outstanding at June 30, 2025	nil	$6,800,000,000,000
Granted	-	-
Exercised	-	-
Forfeited	-	-
Expired	-	-
Outstanding at March 31, 2026	nil	$6,800,000,000,000

Exercisable at March 31, 2026	nil	$6,800,000,000,000
Outstanding and Exercisable:

Weighted average remaining contractual term	3.12
Weighted average fair value of options granted during the period	$-
Aggregate intrinsic value	$-

On the Effective Date, the Company’s board of directors approved and adopted the Company’s 2019 Equity Incentive Plan (the “2019 Plan”), which reserves a total of 9 shares of the Company’s common stock for issuance under the 2019 Plan. Incentive awards authorized under the 2019 Plan include, but are not limited to, incentive stock options, non-qualified stock options, restricted stock awards and restricted stock units.

As of March 31, 2026 and June 30, 2025, there were de minimis number of options after the Reverse Stock Split. During the nine months ended March 31, 2026 and 2025, the Company recognized stock-based compensation of $0 for both periods from vested stock options. There was $0 of unvested stock options expense as of March 31, 2026. No stock options were granted during the nine months ended March 31, 2026.

NOTE 8 – STOCKHOLDERS’ DEFICIT

Reverse Stock Split

On August 7, 2024, the Company received written consent in lieu of a meeting by the holders of a majority of the voting power of the Company’s outstanding capital stock as of August 7, 2024 and the Company’s Board of Directors approving such actions as are necessary for the Company to proceed to, and the Company accordingly intends to, effectuate and execute a reverse stock split of the Company’s issued and outstanding shares of common stock at a ratio of one post-split share per sixty thousand pre-split shares (1:60,000) (the “January 2025 Reverse Stock Split”). The January 2025 Reverse Stock Split became effective as of January 29, 2025. Proportional adjustments for the January 2025 Reverse Stock Split were made to the Company’s outstanding stock options, warrants and equity incentive plans. All share and per-share data and amounts have been retroactively adjusted as of the earliest period presented in the consolidated financial statements to reflect the January 2025 Reverse Stock Split.

Preferred Stock

The total number of shares of preferred stock that the Company is authorized to issue is 1,500,005, $0.01 par value per share. These preferred shares have no rights to dividends, profit sharing or liquidation preferences, subject to any such rights provided for such shares in any certificate of designation filed by the Company with the State of Delaware.

Of the total preferred shares authorized, 500,000 had been designated as Series A Preferred Stock (“Series A Preferred Stock”), pursuant to the Certificate of Designation for the Series A Preferred Stock filed with the Secretary of State of the State of Delaware on December 9, 2014. There were no shares of Series A Preferred Stock issued and outstanding as of June 30, 2025 and 2024 for both periods.

Pursuant to a certificate of designation filed with the Secretary of State of the State of Delaware on June 16, 2015, five shares of preferred stock have been designated as Series B Preferred Stock, par value $0.01 per share, of the Company (“Series B Preferred Stock”). Each holder of shares of Series B Preferred Stock is entitled to voting power equivalent to the number of votes equal to the total number of shares of common stock outstanding as of the record date for the determination of stockholders entitled to vote at each meeting of stockholders of the Company and entitled to vote on all matters submitted or required to be submitted to a vote of the stockholders of the Company. One share of Series B Preferred Stock is issued and outstanding as of June 30, 2025 and 2024. Mr. Nathanielsz, the Company’s Chief Executive Officer, directly beneficially owns such one share of Series B Preferred Stock.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2025 and 2024

No additional shares of Series A Preferred Stock or Series B Preferred Stock were issued during fiscal year 2025 and 2024.

Common Stock

Shares issued under the Equity Lines

Dutchess Capital Growth Fund LP (“Dutchess”)

On July 13, 2022, the Company issued de minimis shares of its common stock at an average price per share of approximately $3 million, as a result of delivering one Dutchess Draw Down Notice to Dutchess. Consequently, the Company received gross aggregate proceeds of $24,711 from such Dutchess Draw Down Notice. The Company received $23,758 of a previously recorded subscription receivable during the year ended June 30, 2023.

On July 20, 2023, the Company entered into a common stock purchase agreement (the “Equity Line Agreement”) with Dutchess Capital Growth Fund LP (the “Investor”) providing for an equity financing facility, pursuant to which Company has the option to request that the Investor commit to purchase up to $5,000,000 of the Company’s shares (the “Shares”) of common stock, par value $0.001 per share (the “Common Stock”), over a 24-month term commencing on the date on which a registration statement filed by the Company to register the offer and resale of the Shares by the Investor (the “Registration Statement”) is declared effective by the U.S. Securities and Exchange Commission (the “SEC”). Pursuant to the Equity Line Agreement, the Company has the option to exercise this right by providing a notice (a “Drawdown Notice”) from the Company to the Investor setting forth the number of Shares that the Investor will purchase. The Company has agreed to use the proceeds from such issuances for the purpose of financing its research and product development activities, finished product manufacture for clinical studies, working capital requirements and general corporate purposes.

Pursuant to the Equity Line Agreement, purchases of Shares cannot occur unless and until certain conditions are met, including but not limited to, the SEC declaring the Registration Statement effective, and the maximum number of Shares that may be purchased pursuant to a Drawdown Notice cannot exceed the lesser of (i) 200% of the average daily traded value of the Common Stock during the five (5) business days immediately preceding a Drawdown Notice or (ii) $200,000; provided that in no event may a Drawdown Notice be for less than $5,000, exceed 35 Shares or cause the Investor’s ownership to exceed 4.99% of the outstanding number of shares of Common Stock immediately prior to the issuance of such Shares. The actual amount of proceeds that the Company will receive in connection with each Drawdown Notice is determined under the Equity Line Agreement by multiplying the number of Shares to be sold by the applicable purchase price per share, which is equal to 85% of the lowest traded price of the Common Stock during the 7 business days immediately following the Clearing Date, less Clearing Costs (as each such term is defined in the Equity Line Agreement).

On December 13, 2023, the Company issued 1 share of its common stock at an average price per share of approximately $9,000, as a result of delivering one draw down notice to the Investor for a subscription receivable of $8,822. The Company collected the subscription receivable of $8,822 in January 2024.

On February 20, 2024, the Company issued 1 share of its common stock at an average price per share of approximately $1,950, as a result of delivering one draw down notice to the Investor for $2,260.

On June 11, 2024, the Company issued 11 shares of its common stock at an average price per share of approximately $1,200 as a result of delivering one draw down notice to the Investor for $11,975.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2025 and 2024

Coventry Enterprises, LLC

On November 3, 2022, the Company entered into a Common Stock Purchase Agreement (the “Coventry Purchase Agreement”) with Coventry providing for an equity financing facility (the “Coventry Equity Line”). The Purchase Agreement provides that, upon the terms and subject to the conditions in the Purchase Agreement, Coventry is committed to purchase up to Five Million Dollars ($5,000,000) of shares of common stock over the 36 month term of the Purchase Agreement.

Under the terms of the Coventry Purchase Agreement, Coventry will not be obligated to purchase shares of common stock unless and until certain conditions are met, including but not limited to a registration statement on Form S-1 becoming effective which registers Coventry’s resale of any common stock purchased by Coventry under the Coventry Equity Line. From time to time over the 36-month term of the Coventry Purchase Agreement, commencing on the trading day immediately following the date on which such registration statement becomes effective, the Company, in its sole discretion, may provide Coventry with a draw down notice (each, a “Coventry Draw Down Notice”), to purchase a specified number of shares of common stock (each, a “Coventry Draw Down Amount Requested”), subject to the limitations discussed below. The actual amount of proceeds the Company will receive pursuant to each Coventry Draw Down Notice (each, a “Coventry Draw Down Amount”) is to be determined by multiplying the Coventry Draw Down Amount Requested by the applicable purchase price. The purchase price of each share of common stock equals 80% of the lowest volume weighted average price of the Common Stock during the 10 business days immediately preceding the Coventry Drawdown Notice date.

The maximum number of shares of common stock requested to be purchased pursuant to any single Coventry Draw Down Notice cannot exceed the lesser of (i) 200% of the average daily traded value of the common stock during the 10 business days immediately preceding the Coventry Draw Down Notice, (ii) $250,000 or (iii) an amount that would cause Coventry’s beneficial ownership to exceed 9.99% of the outstanding number of shares of common stock immediately after giving effect to the issuance of the Coventry Draw Down Notice. During the years ended June 30, 2025 and 2024, the Company has not received a Coventry Draw Down Notice.

Shares issued for exercise of warrants

During the year ended June 30, 2024, the Company issued an aggregate of 4 shares of common stock from the alternate cashless exercise of de minimis Series A warrants with an original exercise price of $300,000,000,000 and alternate cashless exercise price of $0.001 or the par value of common stock.

The Alternate Cashless Exercise provision, for a cashless conversion at the holder’s option, is available should the trading price of the Company’s common stock fall below $300,000,000 per share calculated based on the difference between the exercise price of the Series A Warrant and 70% of the market price. The Company recognized the value of the effect of a down round feature in such warrants when triggered. Upon the occurrence of the triggering event that resulted in a reduction of the strike price, the Company measured the value of the effect of the feature as the difference between the fair value of the warrants without the down round feature or before the strike price reduction and the fair value of the warrants with a strike price corresponding to the reduced strike price upon the down round feature being triggered. Accordingly, the Company recognized deemed dividend of $0 and $192,960, during the years ended June 30, 2025 and 2024, respectively, and a corresponding reduction of income available to common stockholders upon the alternate cashless exercise of these warrants.

Shares issued for conversion of convertible debt

During the year ended June 30, 2024, the Company issued an aggregate of 297 shares of its common stock at average contractual conversion price of $1,950, as a result of the conversion of principal of $531,654, interest of $28,829 and conversion fees $3,832 underlying certain outstanding convertible notes converted during the year.

Included in the above conversion during the year ended June 30, 2024 were aggregate principal amounts of convertible notes of $130,800, accrued interest of $8,700 and conversion fees of $3,832 containing bifurcated embedded conversion option derivatives. Accordingly, the fair market value of the shares issued upon conversion was $352,565, resulting in a loss on extinguishment at the time of conversion of $209,233 and $263,798 of derivative liability fair value was recorded as a gain on extinguishment at the time of conversion, resulting in a net gain of $54,565 which is included in gain on extinguishment of debt in the accompanying consolidated statements of operations.

From July 1, 2024 through March 2025, the Company issued an aggregate of 353 shares of its common stock at an average contractual conversion price of $300 as a result of the conversion of principal of $70,315, interest of $9,371 and conversion fees of $5,520 underlying certain outstanding convertible notes converted during the year.

Included in the above conversion during the year ended June 30, 2025, were principal aggregate amount of convertible notes of $54,850, accrued interest of $4,365 and conversion fees of $3,770 containing bifurcated embedded conversion option derivatives which were converted into common stock. Accordingly, the fair market value of the shares issued upon conversion was $154,154, resulting in a loss on extinguishment at the time of conversion of $91,169 and $73,640 of derivative liability fair value and was recorded as a gain on extinguishment at the time of conversion, resulting in a net loss of $17,529 which is included in gain (loss) on extinguishment of debt in the accompanying consolidated statements of operations.

The Company reclassified $10,229 from put premium liabilities to additional paid in capital following conversions and repayment during the year ended June 30, 2025.

The Company has 4,709 shares of its common stock reserved for future issuances based on lender reserve requirements pursuant to underlying financing agreements at June 30, 2025.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2025 and 2024

Shares issued for services rendered

On August 12, 2024, the Company entered into a consulting agreement with two consultants to provide investor relation services from August 12, 2024 to October 12, 2024 for a total fee of $7,500 for each consultant. In August 2024, the Company issued an aggregate of 10 shares of common stock to the consultants related to this consulting agreement. Those shares were valued at approximately $1,500 per share or $15,000, being the closing price of the stock on the date of grant to such consultants. During the year ended June 30, 2025, the Company recorded stock-based compensation of $15,000.

On March 3, 2025, the Company issued an aggregate of 342,220 shares of common stock to certain officers, employees, directors and consultants for services rendered. Those shares were valued at approximately $150 per share or $51,333,000, being the closing price of the stock on the date of grant. During the year ended June 30, 2025, the Company recorded stock-based compensation of $51,333,000.

Shares issued for prepaid services

Between January 9, 2025 and March 23, 2025, the Company issued an aggregate of 81,000 shares of fully vested, non-forfeitable common stock to various consultants for consulting, investor relations and business advisory services with service terms ranging from 6 months to three years. Those shares were valued at a weighted average price of approximately $300 (ranging from $175 to $375) or $23,881,110, being the closing prices of the stock on each respective date of grants. During the year ended June 30, 2025, the Company recorded stock-based compensation of $4,621,230. At June 30, 2025, the Company recorded prepaid expense – current portion of $8,334,046 and prepaid expense – long-term portion of $10,925,835 to be amortized over the terms of the respective agreements.

Shares issued in connection with Debt Exchange Agreements

Between January 5, 2025 and March 5, 2025, the Company issued an aggregate of 2,040 shares of common stock to certain vendors in exchange for payment of outstanding balance of accounts payable of $129,354 pursuant to debt exchange agreements. Those shares were valued at a weighted average price of approximately $225 (ranging from $175 to $325) or $437,500, being the closing prices of the stock on each respective date of grants. Common stock issuable of 310 shares shall be issued due to the reduced offering price provision as defined in the debt exchange agreement to such vendor. Accordingly, the fair market value of the shares issued and issuable was $468,500, resulting in a loss on extinguishment of debt at the time of exchange of $339,146 during the year ended June 30, 2025.

On January 23, 2025, the Company entered into a Debt Exchange with the former director and issued 1,200 shares of common stock in exchange for the total outstanding loan of $74,395. Those shares were valued at approximately $325 per share or $375,000, being the closing price of the stock on the date of grant to the former director. Accordingly, the fair market value of the shares issued was $375,000, resulting in a loss on extinguishment of debt at the time of exchange of $300,605 during the year ended June 30, 2025.

On February 5, 2025, the Company entered into debt exchange agreements with the two investors and issued an aggregate of 1,200 shares of common stock in exchange for the total outstanding loan including accrued interest of $86,248. Those shares were valued at $250 per share or $300,000, being the closing price of the stock on the date of grant to the two investors. Accordingly, the fair market value of the shares issued was $300,000, resulting in a loss on extinguishment of debt at the time of exchange of $213,752 during the year ended June 30, 2025.

Shares issued in connection with a Warrant Exchange Agreement

On March 3, 2025, the Company issued 36,000 shares of common stock to an investor in exchange for all the existing warrants (the “Warrant Exchange Warrants”) that included an alternate cashless exercise provision held by the investor pursuant to a Warrant Exchange Agreement. The fair value of the surrendered Exchange Warrants exceeded the fair value of the 36,000 shares of common stock issued. Accordingly, there was no deemed dividend recorded in connection with the Warrant Exchange Agreement. The fair value of the 36,000 shares of common stock issued was $150 per share or $5.4 million based on the quoted trading price on the exchange date.

Restricted Stock Units

Pursuant to employment agreements dated in May 2019, the Company granted de minimis restricted stock unit (after the Reverse Stock Split) to the Company’s Chief Executive Officer and Chief Scientific Officer. Such restricted stock units are subject to vesting terms as defined in the employment agreements. Such restricted stock units were valued at the fair value of approximately $497,240 based on the quoted trading price on the date of grant. There were $248,620 unrecognized restricted stock units expense as of June 30, 2025 and 2024. A de minimis amount of unvested restricted stock units which are subject to various performance conditions have not yet been met and have not yet vested as of June 30, 2025 to which the above amount of $248,620 relates to.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2025 and 2024

Stock Options

A summary of the Company’s stock option activity during the years ended June 30, 2025 and 2024 is presented below:

		Weighted
	Number of	Average
	Options	Price Per Share
Outstanding at June 30, 2023	nil	$6,800,000,000,000
Issued	-	-
Exercised	-	-
Expired	-	-
Outstanding at June 30, 2024	nil	$6,800,000,000,000
Issued	-	-
Exercised	-	-
Expired	-	-
Outstanding at June 30, 2025	nil	$6,800,000,000,000

Exercisable at June 30, 2025	nil	$6,800,000,000,000
Outstanding and Exercisable:

Weighted average remaining contractual term	3.87
Weighted average fair value of options granted during the year	$-
Aggregate intrinsic value	$-

On the Effective Date, the Company’s board of directors approved and adopted the Company’s 2019 Equity Incentive Plan (the “2019 Plan”), which reserves a total of nil share of the Company’s common stock for issuance under the 2019 Plan. Incentive awards authorized under the 2019 Plan include, but are not limited to, incentive stock options, non-qualified stock options, restricted stock awards and restricted stock units.

During the years ended June 30, 2025 and 2024, there were de minimis number of options after the Reverse Stock Split. During the years ended June 30, 2025 and 2024, the Company recognized stock-based compensation of $0 for both periods. There was $0 of unvested stock options expense as of June 30, 2025. No stock options were granted during the years ended June 30, 2025 and 2024.

Stock Warrants

The following table summarizes common stock warrant activity for the years ended June 30, 2025 and 2024:

		Weighted
	Number of	Average
	Warrants	Price Per Share
Outstanding at June 30, 2023	-	$8,160,000,000
Issued	10	15,000
Exercised	-	-
Forfeited	-	-
Expired	-	-
Outstanding at June 30, 2024	10	$31.00
Issued	-	-
Exercised	-	-
Cancelled*	-	-
Expired	-	-
Outstanding at June 30, 2025	10	$0.25

Exercisable at June 30, 2025	10	$0.25
Outstanding and Exercisable:

Weighted average remaining contractual term	1.01
Aggregate intrinsic value	$1,035

*	On March 3, 2025, the Company cancelled all the existing warrants (de minimis number of shares of Series A warrants, Series B warrants, and Series C warrants) held by an investor pursuant to a Warrant Exchange Agreement (see above).

In connection with the issuance of shares on April 3, 2020, the Company closed on a transaction related to a Securities Purchase Agreement (the “Securities Purchase Agreement”) entered into on March 30, 2020, whereby an investor purchased from the Company, de minimis units, each consisting of (i) de minimis shares of the Company’s common stock, or pre-funded warrants upon investor’s election due to the 4.99% blocker provision and (ii) de minimis warrants to purchase one share of Common Stock (“Series A Warrants”, and collectively with the Common Stock the “Units”). In addition to the Units, the investor was issued de minimis warrants to purchase one share of Common Stock (the “Series B Warrants”) and an additional de minimis warrants to purchase one share of Common Stock, subject to a vesting schedule (the “Series C Warrants” and, together with the Prefunded Warrants, the Series A Warrants, and the Series B Warrants, the “Warrants”). Due to the Beneficial Ownership Limitation, the Company granted de minimis Prefunded Warrants with exercise price of $150,000,000 (but can be less than par value). The Prefunded Warrants were exercisable immediately and expired when exercised in full. (See shares issued in connection with a Warrant Exchange Agreement noted above)

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2025 and 2024

Series A Warrants

Pursuant to the Securities Purchase Agreement entered into March 20, 2020 as discussed above, the investor purchased Series A Warrants to purchase up to de minimis shares of Common Stock, subject to adjustment as provided therein. The Series A Warrants had a cash exercise price of $300,000,000,000 per share and were immediately exercisable and expired in 3 years (see extension noted below). The Series A Warrants contained a provision for cashless exercise in the event there was no effective registration statement registering the shares underlying the Series A Warrants calculated based on the difference between the exercise price of the Series A Warrant and the trading price of the stock (the “Cashless Exercise”). Additionally, the Series A Warrants contained a provision for a cashless conversion at the Holder’s option should the trading price of the Common Stock fall below $300,000,000,000, per share calculated based on the difference between the exercise price of the Series A Warrant and 70% of the Market Price, as defined therein (the” Alternate Cashless Exercise”). The Alternate Cashless Exercise price was $0.001 or the par value. See above “Shares issued for exercise of warrants” for discussion of deemed dividend related to alternate cashless exercise.

Series B Warrants

Pursuant to the Securities Purchase Agreement entered into March 20, 2020 as discussed above, the investor purchased Series B Warrants to purchase up to de minimis shares of Common Stock, subject to adjustment as provided therein; provided, however, commencing on the 90th day following the effective date, the Company may reduce the number of Warrant Shares issuable upon exercise thereof by 38 upon 10 Trading Days’ prior written notice to the Holder provided that the Company issues to the Holder de minimis shares of Common Stock (or, at the election of the Holder, an equivalent number of pre-funded warrants) and Series A Warrants to purchase up to de minimis shares of Common Stock, which shares shall be issued pursuant to a registration statement without restrictions on resale. The Series B Warrants had a cash exercise price of $60,000,000,000 per share and expired in 3 years (see extension noted below). The Series B Warrants contained a provision for Cashless Exercise.

Series C Warrants

Pursuant to the Securities Purchase Agreement entered into March 20, 2020 as discussed above, the investor purchased Series C Warrants to purchase up to de minimis shares of Common Stock, subject to adjustment as provided therein and expired in 3 years (see extension noted below). The Series C Warrants had a cash exercise price of $300,000,000,000 per share, subject to a vesting schedule, which was based on such Holder’s exercise of the Series B Warrants (warrants shall be exercisable ratably upon exercise of Series B Warrants). The Series C Warrants contained provisions for Cashless Exercise and Alternate Cashless Exercise. See above “Shares issued for exercise of warrants” for discussion of deemed dividend related to alternate cashless exercise.

Letter Agreement to Extend Termination Dates.

On March 8, 2023, the Company agreed with the holder of Series B Warrants (the “Holder”) pursuant to a letter agreement to exercise up to $250,000 of Series B Warrants currently held as follows:

1.	Effective upon the execution of such letter agreement, the Holder will exercise de minimis Series B Warrants for an aggregate exercise price of $3,750,000, or de minimis shares of common stock (the “Existing Warrants”) and;

2.	Within 5 business days’ written notice to the Holder from the Company of receipt of approval by the Financial Industry Regulatory Authority, Inc. (“FINRA”) of the Company’s next anticipated reverse stock split, an additional $100,000 of Series B Warrants for de minimis shares of common stock.

As an inducement to exercise the Existing Warrants, the Company agreed to extend the termination date of the Existing Warrants and the Series A Warrants held by the Holder to March 27, 2025, and to extend the termination date of the Series C Warrants held by the Holder to the third anniversary of the last vesting date of such warrants, effective upon the exercise of the first $150,000 of Existing Warrants.

In accordance with ASC 815-40-35-17(c), the effect of a modification or an exchange of an equity classified freestanding written call option was measured as the difference between the fair value of the modified instrument and the fair value of that instrument immediately before it was modified. The Company recognized the effect of the modifications of the warrants above that was directly attributable to an actual equity offering as an equity issuance cost which amount was not material. The modified warrants were determined to be equity classified, accordingly, the incremental fair value and equity issuance cost were both recognized in additional paid in capital and therefore, there was no effect in equity and such value is de minimis.

On March 3, 2025, the Company issued 36,000 shares of common stock to the investor in exchange for all the Existing Warrants (the “Exchange Warrants”) that included an alternate cashless exercise provision held by the investor pursuant to a Warrant Exchange Agreement. The fair value of the surrendered Exchange Warrants exceeded the fair value of the 36,000 shares of common stock issued. Accordingly, there was no deemed dividend recorded in connection with the Warrant Exchange Agreement. The fair value of the 36,000 shares issued was $150 per share or $5.4 million based on the quoted trading price on the exchange date.

Warrants Granted to Lender – Related Party

July 5, 2023, the Company and an institutional investor affiliated with one of our directors, Josef Zelinger, entered into a letter agreement, pursuant to which such investor loaned the Company an aggregate of $230,000 AUD ($153,256 USD). Pursuant to such agreement, the term of such loan is three (3) years, ending on July 5, 2026, with an interest rate of 10% to be paid monthly in arrears. In connection with such loan, the Company issued 10 warrants to purchase common stock to such investor immediately exercisable at an initial exercise price of $15,000 per share (subject to certain adjustments such as stock dividend, stock splits, subsequent right offering and pro-rata distribution) with an expiry date of July 5, 2026. The Company accounted for the 10 warrants issued with this loan payable by using the relative fair value method. The total debt discount which is equivalent to the relative fair value of the warrants of $141,084 using a Black-Scholes model with the following assumptions: stock price at valuation date of $178,500 based on the closing price of common stock at date of grant, exercise price of $15,000, dividend yield of zero, expected term of 3.00, a risk-free rate of 4.59%, and expected volatility of 268% and was recorded to additional paid in capital (see Note 5).

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2025 and 2024

Exercise of Warrants

During the year ended June 30, 2024, the Company issued an aggregate of 4 shares of common stock from the alternate cashless exercise of de minimis Series A warrants with an original exercise price of $300,000,000,000 and alternate cashless exercise price of $0.001 or the par value of common stock.